NET INCOME (LOSS) PER SHARE AND PER ADS	12 Months Ended
Dec. 31, 2014
NET INCOME (LOSS) PER SHARE AND PER ADS
NET INCOME (LOSS) PER SHARE AND PER ADS

18. NET INCOME (LOSS) PER SHARE AND PER ADS

        The following table sets forth the computation of basic and diluted net income (loss) per ordinary share and ADS for the years ended December 31, 2012 ,2013 and 2014 (in RMB thousands, except per share and per ADS data):

	2012	2013	2014
Numerator:
Net income (loss) attributable to IFM Investments Limited	(47,990)	(73,151)	(108,924)
Numerator for basic and diluted net income (loss) per share	(47,990)	(73,151)	(108,924)

Denominator:
Weighted-average shares—basic	667,672	668,198	669,132
Potentially dilutive shares:
Preferred shares*	—	—	—
Options*	—	—	—
Weighted averages shares—diluted	667,672	668,198	669,132

Net income (loss) per share—basic	(0.07)	(0.11)	(0.16)

Net income (loss) per share—diluted	(0.07)	(0.11)	(0.16)

Net income (loss) per ADS—basic	(3.23)	(4.93)	(7.33)

Net income (loss) per ADS—diluted	(3.23)	(4.93)	(7.33)

        For the years ended December 31, 2012, 2013 and 2014, 39.1 million, 40.4 million and 38.6 million shares of stock options were not included in diluted EPS under the if-converted method, respectively, because to do so would have been anti-dilutive.